LEASES	6 Months Ended
Jun. 30, 2021
LEASES
LEASES

NOTE 6:-    LEASES

a.	Lease commitments:

The Group’s facilities are leased under several lease agreements for periods ending up to 2027, with options to extend the leases ending up to 2029.

In addition, the Company has various operating lease agreements with respect to motor vehicles.

Lease expenses of office rent and vehicles for the six months ended June 30, 2021 and 2020 (unaudited) were approximately $4,159 and $4,011 respectively. Lease expenses for the six months ended June 30, 2021 and 2020 (unaudited) include an offset for sublease rental of $762 and $691, respectively.

The Company’s capitalized operating lease agreements have remaining lease terms ranging from 1 year to 8.01 years, including agreements with options to extend the leases for up to 5 years.

NOTE 6:-    LEASES (Cont.)

The following table represents the weighted-average remaining lease term and discount rate:

Six months ended
June 30, 2021
Unaudited
Weighted average remaining lease term	2.98 years
Weighted average discount rate	2.08%

The discount rate was determined based on the estimated collateralized borrowing rate of the Company, adjusted to the specific lease term and location of each lease.

As of June 30, 2021, maturities of operating lease liabilities were as follows:

Unaudited
2021 (remainder of the year)	$4,664
2022	8,417
2023	8,000
2024	1,723
2025 and on	3,529

Total lease payments (*)	26,333

Less - imputed interest	(1,569)
Present value of lease liabilities	$24,764

(*)Total lease payments have not been reduced by sublease rental payments of $2,385 (unaudited) due in the future under non-cancelable subleases.

In connection with the Company’s offices lease agreement in Israel, the lessor has a lien of $5,100 (unaudited), which is included in short-term and restricted bank deposits.